United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Six months ended 05/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R	FTRKX
Institutional	FTRBX
Service	FTRFX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2013 through May 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	55.8%
Mortgage-Backed Securities[3]	15.8%
U.S. Treasury and Agency Securities	11.5%
Commercial Mortgage-Backed Securities	4.4%
Collateralized Mortgage Obligations	4.0%
Trade Finance Agreements	3.7%
Floating Rate Loans	0.9%
Asset-Backed Securities	0.8%
Municipal Securities	0.7%
Adjustable Rate Securities[4]	0.0%
Derivative Contracts[5]	(0.1)%
Securities Lending Collateral[6]	1.8%
Other Security Types[4,7]	0.0%
Cash Equivalents[8]	4.7%
Other Assets and Liabilities—Net[9]	(4.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stocks, warrants, preferred stocks, purchased options and exchange-traded funds.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—45.1%
		Basic Industry - Chemicals—0.5%
$2,050,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$2,645,427
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	556,596
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,374,894
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,282,717
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,141,588
300,000		Praxair, Inc., 3.25%, 9/15/2015	311,030
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,926,489
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,339,145
861,000		Rohm & Haas Co., 6.00%, 9/15/2017	978,007
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	2,943,253
		TOTAL	26,499,146
		Basic Industry - Metals & Mining—2.5%
650,000		Alcan, Inc., 5.00%, 6/1/2015	678,505
500,000		Alcoa, Inc., 5.87%, 2/23/2022	542,580
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,536,209
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	8,075,129
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	974,098
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	7,012,977
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,700,888
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,256,860
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,427,170
9,730,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	10,939,925
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,410,000
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	4,669,500
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,539,250
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	4,763,325
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,632,673
4,000,000		Barrick N.A. Finance LLC, Sr. Unsecd. Note, 4.40%, 5/30/2021	4,102,044
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,581,563
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,414,761
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	$7,088,200
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,007,700
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,769,000
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,133,356
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,264,279
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,945,749
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	10,270,096
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,386,551
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,155,487
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,454,216
13,680,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	15,694,339
		TOTAL	140,426,430
		Basic Industry - Paper—0.5%
7,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	9,176,695
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,408,277
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,537,422
152,000		Westvaco Corp., 7.65%, 3/15/2027	169,719
1,350,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,510,630
2,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	3,577,190
4,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	5,338,232
		TOTAL	28,718,165
		Capital Goods - Aerospace & Defense—0.2%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	630,208
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,748,760
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,784,375
3,000,000		Textron Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,123,741
		TOTAL	12,287,084
		Capital Goods - Building Materials—0.5%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	496,688
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,712,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,269,125
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,559,495
		TOTAL	28,037,308
		Capital Goods - Construction Machinery—0.3%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,874,567
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—continued
$5,635,000		Caterpillar Financial Services Corp., Sr. Unsecd. Note, Series MTN, 1.00%, 11/25/2016	$5,666,821
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	80,362
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	496,583
		TOTAL	14,118,333
		Capital Goods - Diversified Manufacturing—0.8%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,140,948
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,111,803
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,288,637
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	452,933
6,460,000		Harsco Corp., 5.75%, 5/15/2018	6,992,950
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,359,378
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,740,330
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,098,038
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,465,968
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,082,368
9,260,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	10,253,014
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,619,800
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,644,816
		TOTAL	44,250,983
		Capital Goods - Environmental—0.2%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,237,166
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,108,189
		TOTAL	8,345,355
		Capital Goods - Packaging—0.2%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,715,014
3,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,082,035
		TOTAL	9,797,049
		Communications - Media & Cable—0.7%
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,891,653
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,967,994
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	7,018,406
3,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	3,191,835
2,036,400		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	2,151,731
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Cable—continued
$3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	$3,062,900
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	7,763,679
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,528,731
		TOTAL	38,576,929
		Communications - Media Noncable—1.4%
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	14,597,979
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	2,109,083
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,444,863
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,037,810
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,306,982
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	267,607
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,784,428
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	789,475
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,265,140
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,366,073
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,339,252
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	9,909,601
		TOTAL	79,218,293
		Communications - Telecom Wireless—0.6%
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,780,520
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,568,125
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,380,860
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,808,725
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	9,752,436
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,465,323
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,528,255
		TOTAL	35,284,244
		Communications - Telecom Wirelines—1.6%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,867,188
800,000		BellSouth Corp., 5.20%, 9/15/2014	810,767
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,624,750
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	16,351,787
5,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	5,277,523
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,709,351
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	$2,187,500
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,956,806
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,694,261
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,300,500
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,504,520
13,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,658,447
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,753,420
9,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	11,446,830
		TOTAL	87,143,650
		Consumer Cyclical - Automotive—2.1%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,080,021
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,211,369
15,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	15,157,530
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,660,055
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	5,137,971
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,407,726
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,847,669
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	5,312,980
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,315,173
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,092,650
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,049,238
5,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	5,173,760
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	4,283,665
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,338,416
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	3,027,170
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	9,683,288
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	6,045,139
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	14,466,636
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,481,214
		TOTAL	115,771,670
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Entertainment—1.4%
$15,225,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	$16,053,347
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,105,017
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,668,568
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,984,270
4,000,000		Time Warner, Inc., 3.15%, 7/15/2015	4,118,980
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,394,993
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,635,880
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,940,329
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,897,550
4,030,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	4,179,731
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,715,746
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,667,199
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.85%, 5/30/2019	4,991,975
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,834,606
1,500,000		Walt Disney Co., Sr. Unsecd. Note, Series MTNB, 6.20%, 6/20/2014	1,504,024
		TOTAL	76,692,215
		Consumer Cyclical - Lodging—0.4%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,473,500
1,800,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,763,480
11,392,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	11,732,211
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,491,202
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,813
		TOTAL	23,468,206
		Consumer Cyclical - Retailers—0.3%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,315,605
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,875,859
500,000		CVS Caremark Corp., 4.75%, 5/18/2020	563,838
519,240	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	563,304
2,560,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	2,704,430
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,791,074
		TOTAL	15,814,110
		Consumer Cyclical - Services—0.1%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,635,091
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,855,654
		TOTAL	5,490,745
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—1.2%
$250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	$284,442
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	401,265
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,086,215
4,480,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	5,622,055
2,645,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	2,586,538
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,562,615
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,612,675
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	625,408
4,995,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	6,363,400
5,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	5,179,280
10,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2024	10,285,250
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	203,064
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	269,488
3,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	3,615,829
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	253,827
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,549,627
7,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	8,208,938
		TOTAL	68,709,916
		Consumer Non-Cyclical - Health Care—0.1%
1,000,000		Covidien International Finance SA, 2.80%, 6/15/2015	1,023,747
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	2,030,564
4,200,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	4,152,813
		TOTAL	7,207,124
		Consumer Non-Cyclical - Pharmaceuticals—0.6%
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,643,178
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,925,226
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,923,238
8,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	9,977,623
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,311,624
3,000,000		Johnson & Johnson, 5.95%, 8/15/2037	3,868,455
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	572,941
1,000,000		Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	1,038,217
		TOTAL	31,260,502
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Products—0.2%
$830,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	$863,456
3,000,000		Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	3,079,110
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,461,177
1,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	2,115,001
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	488,316
		TOTAL	11,007,060
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,859,104
		Consumer Non-Cyclical - Tobacco—0.3%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,595,433
8,700,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	8,989,371
2,220,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,704,950
		TOTAL	14,289,754
		Energy - Independent—0.8%
1,440,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,472,049
2,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	2,724,509
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,730,299
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,845,455
1,730,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	1,833,800
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,643,600
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	16,006,850
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,174,075
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	880,753
		TOTAL	46,311,390
		Energy - Integrated—1.9%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,518,109
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,595,329
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,383,744
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,188,765
100,000		BP PLC, Deb., 8.75%, 3/1/2032	141,395
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,819,396
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,450,436
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,679,188
13,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	15,265,164
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,003,350
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	$5,298,660
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,065,091
20,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	19,424,299
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	8,588,820
4,835,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	4,892,391
3,830,000		Phillips 66, Sr. Unsecd. Note, 4.30%, 4/1/2022	4,164,179
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	1,003,877
		TOTAL	104,482,193
		Energy - Oil Field Services—0.6%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	5,029,895
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,611,150
1,750,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	1,901,835
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,295,833
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,896,122
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	279,680
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,190,961
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	7,960,128
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	3,268,334
		TOTAL	33,433,938
		Energy - Refining—0.3%
5,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	5,700,165
500,000		Sunoco, Inc., 5.75%, 1/15/2017	552,350
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,347,231
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,146,906
		TOTAL	14,746,652
		Financial Institution - Banking—7.7%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	574,389
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,152,136
8,990,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	9,117,856
6,840,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	7,060,357
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	5,579,820
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,266,864
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,315,256
1,350,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,503,529
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,426,140
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	$13,302,373
650,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.45%, 7/15/2014	653,908
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	567,943
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,827,963
500,000		Barclays Bank PLC, 5.125%, 1/8/2020	566,891
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,914,663
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,396,067
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,828,846
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,093,152
9,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	10,046,279
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	18,730,310
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,115,956
2,595,000		Citigroup, Inc., Sr. Unsecd. Note, 4.75%, 5/19/2015	2,696,586
975,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,285,023
500,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	506,168
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,696,274
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,228,608
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	334,716
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,560,769
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,441,520
1,250,000		Credit Suisse FB USA,Inc., Company Guarantee, 5.125%, 8/15/2015	1,317,840
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	560,877
500,000		Deutsche Bank Trust Corp., Sub. Note, 7.50%, 11/15/2015	544,303
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,539,171
3,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	3,140,484
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,620,333
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	761,186
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	308,544
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	562,344
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,072,316
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	13,607,988
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,279,289
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,981,790
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	552,928
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	$7,465,367
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,336,487
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,103,771
16,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	16,595,632
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,505,407
3,000,000		JPMorgan Chase & Co., Series MTN, 3.512%, 2/25/2021	3,149,700
7,270,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	8,362,776
10,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	11,423,800
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,911,464
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,286,530
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series C, 6.40%, 8/28/2017	573,770
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,110,088
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,222,226
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	18,115,642
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,716,559
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/28/2021	571,987
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	5,977,467
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.00%, 5/17/2023	2,050,000
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,944,606
6,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.25%, 8/28/2017	7,320,710
6,300,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	6,347,848
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,310,450
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	13,991,417
3,400,000		National City Bank, Series BKNT, 5.25%, 12/15/2016	3,746,752
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,077,635
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,292,374
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,449,070
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,430,150
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.893%, 3/29/2049	470,000
565,974	[1,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	349,744
5,000,000		Royal Bank Of Canada, 1.20%, 9/19/2017	4,996,645
3,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,041,001
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	805,652
7,660,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	7,745,731
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	$575,806
3,000,000	[1,2]	Toronto Dominion Bank, Series 144A, 2.20%, 7/29/2015	3,065,910
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,222,477
4,125,000		Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,165,891
9,125,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,394,781
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,157,084
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,369,777
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	567,174
6,990,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	8,020,948
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,395,302
6,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	6,331,985
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,093,473
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,686,147
		TOTAL	428,484,968
		Financial Institution - Brokerage—1.6%
8,180,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	9,467,295
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,489,656
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,194,346
553,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	638,691
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,597,602
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,644,056
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,818,735
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,330,018
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	4,274,772
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,691,878
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,700,000
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	11,308,606
440,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	456,500
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,505,711
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,627,161
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,415,562
		TOTAL	87,160,589
		Financial Institution - Finance Noncaptive—1.9%
2,995,000		American Express Co., 2.65%, 12/2/2022	2,930,524
1,580,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,625,949
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	3,862,222
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,629,099
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Noncaptive—continued
$1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	$1,572,963
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,480,696
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,041,613
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,828,445
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	661,617
12,500,000		General Electric Capital Corp., Series MTN, 1.50%, 7/12/2016	12,700,937
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	1,985,574
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	395,493
4,350,000		General Electric Capital Corp., Sr. Note, Series MTNA, 6.90%, 9/15/2015	4,705,512
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,315,955
8,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	9,809,879
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	581,424
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,300,672
770,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	769,512
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,212,602
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	213,245
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,163,101
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,719,600
1,000,000		HSBC Finance Corp., Note, 5.50%, 1/19/2016	1,076,411
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,630,295
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.46%, 12/21/2065	965,000
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,082,500
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,525,672
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	887,317
		TOTAL	106,673,829
		Financial Institution - Insurance - Health—0.1%
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,541,155
1,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,237,537
		TOTAL	7,778,692
		Financial Institution - Insurance - Life—2.7%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	798,748
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	$4,834,318
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,253,340
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,664,642
5,000,000		American International Group, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2020	5,216,310
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,737,309
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,647,008
9,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	10,257,363
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,329,422
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	541,876
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,897,734
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,183,752
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,032,374
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	26,468,211
7,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	7,475,443
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,655,244
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,443,000
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	337,178
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	599,746
2,310,000	[1,2]	Metropolitan Life Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,311,871
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,289,703
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,635,856
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,803,985
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,190,210
500,000		Prudential Financial, Inc., 6.20%, 1/15/2015	517,912
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,382,706
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	535,561
4,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	4,557,326
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	285,058
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	$2,578,572
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	383,886
		TOTAL	147,845,664
		Financial Institution - Insurance - P&C—1.4%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	9,707,776
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	549,722
3,700,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,731,809
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,132,695
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,598,560
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,303,561
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,331,042
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,947,168
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,678,570
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,235,336
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	895,399
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	4,008,236
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,882,400
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,210,125
75,000		Loews Corp., 5.25%, 3/15/2016	80,945
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,426,159
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,571,650
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,397,900
		TOTAL	79,689,053
		Financial Institution - REITs—1.6%
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	2,995,146
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,193,608
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,538,529
4,410,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	4,501,679
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,146,020
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,164,676
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	977,260
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—continued
$300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	$323,276
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,676,379
2,640,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,926,918
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,266,519
4,100,000		Healthcare Trust of America, 3.70%, 4/15/2023	4,012,346
1,000,000		Kimco Realty Corp., Series MTN, 4.82%, 6/1/2014	1,000,000
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,215,445
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,818,612
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,112,185
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,210,416
2,309,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	2,795,599
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,347,364
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,656,268
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,888,487
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,274,856
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,442,060
		TOTAL	86,483,648
		Municipal Services—0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	839,383
1,535,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,622,879
		TOTAL	2,462,262
		Sovereign—0.3%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,921,956
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,250,428
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,004,278
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,129,225
		TOTAL	14,305,887
		Technology—1.7%
3,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,716,623
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,948,624
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,838,184
2,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	2,656,774
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,215,500
2,000,000		CA, Inc., 6.125%, 12/1/2014	2,055,686
250,000		Cisco Systems, Inc., Sr. Note, 2.90%, 11/17/2014	253,089
3,010,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	3,271,840
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$250,000	Corning, Inc., 4.25%, 8/15/2020	$274,455
5,750,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,664,348
2,530,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,535,576
14,820,000	Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,240,862
3,320,000	Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,382,951
1,830,000	Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,929,589
3,590,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,590,000
400,000	IBM Corp., 1.875%, 5/15/2019	400,396
6,000,000	IBM Corp., Sr. Unsecd. Note, 2.00%, 1/5/2016	6,156,522
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	5,086,602
6,060,000	KLA-Tencor Corp., 6.90%, 5/1/2018	7,134,886
2,546,000	Microsoft Corp., 3.50%, 11/15/2042	2,295,127
3,000,000	Oracle Corp., 5.00%, 7/8/2019	3,431,634
2,000,000	Oracle Corp., Note, 5.25%, 1/15/2016	2,154,892
500,000	Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	579,804
2,100,000	SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,155,112
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,795,192
4,730,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,131,880
	TOTAL	92,896,148
	Transportation - Airlines—0.5%
240,064	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	268,871
23,655,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	25,901,965
	TOTAL	26,170,836
	Transportation - Railroads—0.8%
1,898,000	Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,896,818
3,730,000	Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,831,777
9,840,000	Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,813,697
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,230,306
1,368,000	CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,867,221
1,850,000	Canadian Pacific RR, 7.125%, 10/15/2031	2,463,121
5,925,000	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	5,581,599
8,000,000	Norfolk Southern Corp., 3.00%, 4/1/2022	7,951,072
2,000,000	Union Pacific Corp., 5.65%, 5/1/2017	2,256,628
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$3,830,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	$3,904,815
		TOTAL	42,797,054
		Transportation - Services—0.5%
7,702,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	8,882,216
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,070,517
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,859,997
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,211,702
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	5,249,602
3,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	3,636,464
		TOTAL	29,910,498
		Utility - Diversified—0.0%
2,000,000		Constellation Energy Group, Inc., Unsecd. Note, 4.55%, 6/15/2015	2,078,144
		Utility - Electric—2.2%
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,074,999
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,348,569
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	969,778
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,312,781
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,408,743
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	453,267
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,796,762
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,681,298
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	530,125
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	11,546,775
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,766,326
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,870,340
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	286,238
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	603,856
150,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	156,320
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	10,087,344
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,506,758
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	$2,985,565
1,007,035	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,078,823
1,800,000		Gulf Power Co., Series K, 4.90%, 10/1/2014	1,820,961
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,755,138
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,615,620
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,207,514
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,550,626
3,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	3,374,498
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,027,220
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	972,743
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	336,764
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,450,950
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,583,681
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,651,277
3,360,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	3,417,711
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	480,354
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	574,034
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	599,533
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,889,544
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,595,921
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,671,558
		TOTAL	123,040,314
		Utility - Natural Gas Distributor—0.6%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	15,121,167
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,653,834
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,257,935
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,787,238
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,147,930
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,444,122
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,022,550
		TOTAL	33,434,776
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Pipelines—1.1%
$500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	$709,858
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,195,691
15,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	16,112,760
7,785,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,027,254
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,608,149
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	448,788
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,821,719
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,870,001
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,645,688
7,760,000		Williams Partners LP, 5.25%, 3/15/2020	8,704,508
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,421,620
		TOTAL	60,566,036
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,306,728,794)	2,497,025,946
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
14,425		FNMA ARM 681769, 2.125%, 1/01/2033	15,119
		Government National Mortgage Association—0.0%
2,267		GNMA2 ARM 80201, 30 Year, 2.00%, 5/20/2028	2,373
918		GNMA2 ARM 8717, 1.625%, 10/20/2025	942
		TOTAL	3,315
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $18,170)	18,434
		ASSET-BACKED SECURITIES—0.6%
		Auto Receivables—0.3%
15,500,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.576%, 3/7/2026	15,507,232
2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	2,020,371
		TOTAL	17,527,603
		Financial Institution - Finance Noncaptive—0.0%
167,586		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	132,726
		Student Loans—0.3%
12,512,947	[1,2]	Nelnet Student Loan Trust 2014-2A, Class A1, 0.435%, 6/25/2021	12,519,198
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$6,000,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.255%, 6/17/2030	$6,074,825
		TOTAL	18,594,023
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $36,180,676)	36,254,352
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
		Agency Commercial Mortgage-Backed Security—0.2%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Series 2013-K25, Class B, 3.617%, 11/25/2045	8,140,177
		Commercial Mortgage—3.2%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 5.821%, 2/10/2051	8,647,538
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,787,304
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	7,862,847
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	11,917,404
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	4,064,044
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.970%, 6/10/2046	7,367,242
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,376,780
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,520,725
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	7,957,668
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,899,947
13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	14,321,707
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.263%, 2/12/2051	7,744,202
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.099%, 12/12/2049	19,022,116
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,059,442
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,217,309
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	15,143,253
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,596,783
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	20,261,832
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	$3,858,849
		TOTAL	177,626,992
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $177,542,600)	185,767,169
		GOVERNMENT AGENCIES—1.3%
250,000		Federal Farm Credit System, 0.60%, 11/21/2016	249,735
100,000		Federal Farm Credit System, 0.98%, 8/15/2017	99,855
1,000,000		Federal Farm Credit System, Bond, 5.30%, 10/25/2017	1,140,571
2,000,000		Federal Farm Credit System, Bond, 5.30%, 4/6/2020	2,380,271
5,000,000		Federal Home Loan Bank System, 3.50%, 12/9/2016	5,354,235
4,750,000		Federal Home Loan Bank System, 4.75%, 9/11/2015	5,019,922
4,500,000		Federal Home Loan Bank System, Bond, 1.375%, 12/11/2015	4,573,886
2,500,000		Federal Home Loan Bank System, Bond, 2.25%, 9/8/2017	2,598,649
500,000		Federal Home Loan Bank System, Bond, Series 4U-9016, 1.10%, 12/22/2016	505,243
45,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	45,889,591
3,000,000		Federal National Mortgage Association, 4.065%, 2/15/2018	3,311,487
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $68,726,567)	71,123,445
		U.S. TREASURY—9.1%
		U.S. Treasury Bonds—3.0%
122,400,000		United States Treasury Bond, 2.75%, 8/15/2042	109,739,250
3,400,000		United States Treasury Bond, 2.875%, 5/15/2043	3,114,719
2,900,000	[5]	United States Treasury Bond, 3.00%, 5/15/2042	2,742,675
5,000,000		United States Treasury Bond, 3.375%, 5/15/2044	5,048,438
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,617,149
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,414,125
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	9,383,292
15,000,000	[5]	United States Treasury Bond, 5.25%, 11/15/2028	19,298,907
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,537,781
5,638,400		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.75%, 1/15/2028	6,507,330
		TOTAL	165,403,666
		U.S. Treasury Notes—6.1%
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2022	205,223
300,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2026	211,752
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2041	97,611
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$2,000,000		United States Treasury Note, 0.25%, 2/29/2016	$1,998,984
15,000,000		United States Treasury Note, 0.25%, 4/15/2016	14,977,208
27,000,000	[5]	United States Treasury Note, 0.625%, 11/30/2017	26,629,592
100,000,000	[6]	United States Treasury Note, 0.625%, 9/30/2017	98,916,410
19,000,000	[5]	United States Treasury Note, 1.25%, 10/31/2019	18,594,791
2,000,000		United States Treasury Note, 1.25%, 11/30/2018	1,987,563
2,000,000	[5]	United States Treasury Note, 1.50%, 3/31/2019	2,001,109
25,000,000	[5]	United States Treasury Note, 1.625%, 3/31/2019	25,155,077
10,000,000	[5]	United States Treasury Note, 1.625%, 4/30/2019	10,049,922
7,500,000	[5]	United States Treasury Note, 1.625%, 8/15/2022	7,139,137
500,000		United States Treasury Note, 2.00%, 2/15/2022	493,654
1,000,000		United States Treasury Note, 5.125%, 5/15/2016	1,092,629
111,373,900		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	115,475,589
11,064,400		U.S. Treasury Inflation-Protected Note, Series D-2019, 1.875%, 7/15/2019	12,461,626
		TOTAL	337,487,877
		TOTAL U.S. TREASURY (IDENTIFIED COST $498,495,281)	502,891,543
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
24,268		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	27,075
14,815		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	16,589
54,742		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	57,892
14,396		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	15,202
36,659		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	41,305
262,956		Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	287,083
335,633		Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	362,674
2,913		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	3,019
		TOTAL	810,839
		Federal National Mortgage Association—0.0%
16,335		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	19,389
49,211		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	54,594
50,998		Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	54,092
3,743		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	3,771
94,547		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	105,403
7,844		Federal National Mortgage Association, Pool 599630, 6.50%, 8/1/2016	8,011
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$107,929	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	$114,032
69,780	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	78,076
	TOTAL	437,368
	Government National Mortgage Association—0.1%
8,523	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	9,961
6,125	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	7,097
5,875	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	6,936
12,799	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	14,833
14,176	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	15,879
16,201	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	18,785
398	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	457
5,752	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	6,818
1,321	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,535
15,981	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	18,544
9,997	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	11,611
10,579	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	12,292
87,146	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	98,361
64,184	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	72,457
19,622	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	22,155
96,519	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	108,989
112,126	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	126,623
60,344	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	68,656
141,132	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	155,980
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$60,997	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	$67,422
53,050	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	59,951
149,355	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	165,216
22,830	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	26,430
12,246	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	14,503
12,094	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	14,273
684	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	783
501	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	594
2,591	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,081
126	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	152
110,165	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	127,115
3,048	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	3,584
2,123	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,439
21,978	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	26,319
72,983	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	86,343
552	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	643
124,689	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	135,776
92,138	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	103,737
1,464,732	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,664,152
441,229	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	483,966
475,485	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	520,888
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$55,738	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	$62,160
38,973	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	45,507
49,038	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	54,994
	TOTAL	4,447,997
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,124,977)	5,696,204
	MUNICIPAL BONDS—0.7%
	Municipal Services—0.7%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038	11,660,203
7,100,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	7,186,265
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35% Bonds, 6/15/2028	9,409,500
12,335,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2007TT), 5.00% Bonds, 7/1/2032	7,656,458
3,410,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2007TT), 5.00% Bonds, 7/1/2037	2,090,501
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $36,863,646)	38,002,927
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
	Commercial Mortgage—0.0%
500,000	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.562%, 8/15/2039	525,699
	Federal Home Loan Mortgage Corporation—0.1%
2,000,000	Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,215,915
675,460	Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	721,483
400,000	Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	439,750
2,000,000	Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	2,225,492
	TOTAL	5,602,640
	Federal National Mortgage Association—0.1%
5,043	Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	5,468
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$2,557		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	$2,877
340,188		Federal National Mortgage Association REMIC 2003-112 AN, 4.00%, 11/25/2018	358,322
2,000,000		Federal National Mortgage Association REMIC 2004-96 QD, 5.50%, 12/25/2034	2,331,380
		TOTAL	2,698,047
		Government National Mortgage Association—0.1%
207,268		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	215,873
3,800,000		Government National Mortgage Association REMIC 2004-11 QG, 5.00%, 2/16/2034	4,217,924
1,198,294		Government National Mortgage Association REMIC 2004-27 PC, 5.50%, 3/20/2034	1,303,909
41,945		Government National Mortgage Association REMIC 2004-86 TA, 4.00%, 7/20/2034	42,893
		TOTAL	5,780,599
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,544,753)	14,606,985
		PREFERRED STOCK—0.0%
		Financial Institution - Finance Noncaptive—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series G, 7.00% (IDENTIFIED COST $7,913)	26,351
		PURCHASED CALL OPTION—0.0%
28,345,000		Barclays, Bank AUD Call/NZD PutStrike Price $1.0957, Expiration Date 7/18/2014 (IDENTIFIED COST $273,538)	220,926
		INVESTMENT COMPANIES—41.3%[7]
3,789,593		Emerging Markets Fixed Income Core Fund	134,988,800
5,025,830		Federated Bank Loan Core Fund	51,313,728
118,215,444		Federated Mortgage Core Portfolio	1,172,697,205
164,233,055	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	164,233,055
26,383,256		Federated Project and Trade Finance Core Fund	253,806,925
76,258,499		High Yield Bond Portfolio	511,694,527
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,176,788,184)	2,288,734,240
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Repurchase Agreement—1.8%
$101,038,000	Interest in $1,355,000,000 joint repurchase agreement 0.08%, dated 5/30/2014 under which Bank of America, N.A will repurchase securities provided as collateral for $1,355,009,033 on 6/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency with various maturities to 3/20/2040 and the market value of those underlying securities was $1,393,118,754 (purchased with proceeds from securities lending collateral). (AT COST)	$101,038,000
	TOTAL INVESTMENTS—103.7% (IDENTIFIED COST $5,420,333,099)[9]	5,741,406,522
	OTHER ASSETS AND LIABILITIES - NET—(3.7)%[10]	(207,257,469)
	TOTAL NET ASSETS—100%	$5,534,149,053
At May 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
11U.S. Treasury Note 2-Year Long Futures	8,650	$1,900,972,665	September 2014	$296,698
11U.S. Treasury Note 5-Year Long Futures	200	$23,951,563	September 2014	$46,417
11U.S. Treasury Ultra Bond Long Futures	410	$61,615,313	September 2014	$800,379
11U.S. Treasury Long Bond Short Futures	550	$75,607,813	September 2014	$376,888
11U.S. Treasury Note 10-Year Short Futures	8,978	$1,126,879,281	September 2014	$(4,828,277)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,307,895)
At May 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/26/2015	62,160,000 Chinese Yuan	$10,000,000	$(140,477)
6/16/2014	38,420,000 Euro	$53,185,190	$(814,300)
6/16/2014	38,420,000 Euro	5,460,096,720 Japanese Yen	$(1,268,999)
Semi-Annual Shareholder Report

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
7/22/2014	7,086,250 Australian Dollar	7,783,608 New Zealand Dollar	$9,283
2/26/2015	155,950,000 Chinese Yuan	$25,000,000	$263,954
6/16/2014	38,420,000 Euro	$53,198,253	$827,363
6/16/2014	38,420,000 Euro	5,426,709,740 Japanese Yen	$941,006
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(182,170)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these restricted securities amounted to $516,231,888, which represented 9.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2014, these liquid restricted securities amounted to $502,777,127, which represented 9.1% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $5,420,447,194.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,496,676,202	$349,744	$2,497,025,946
Adjustable Rate Mortgages	—	18,434	—	18,434
Asset-Backed Securities	—	36,254,352	—	36,254,352
Commercial Mortgage-Backed Securities	—	185,767,169	—	185,767,169
Government Agencies	—	71,123,445	—	71,123,445
U.S. Treasury	—	502,891,543	—	502,891,543
Mortgage-Backed Securities	—	5,696,204	—	5,696,204
Municipal Bonds	—	38,002,927	—	38,002,927
Collateralized Mortgage Obligations	—	14,606,985	—	14,606,985
Equity Securities:
Preferred Stocks
Domestic	—	26,351	—	26,351
Purchased Call Option	—	220,926	—	220,926
Investment Companies[1]	2,034,927,315	253,806,925	—	2,288,734,240
Repurchase Agreement	—	101,038,000	—	101,038,000
TOTAL SECURITIES	$2,034,927,315	$3,706,129,463	$349,744	$5,741,406,522
OTHER FINANCIAL INSTRUMENTS[2]	$(3,307,895)	$(182,170)	$—	$(3,490,065)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
STRIP	—Separated Trading of Registered Interest and Principal
TIPS	—Treasury Inflation Protected Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.01	$11.63	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.18	0.33	0.35	0.42	0.42	0.50
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.19	(0.47)	0.45	(0.02)	0.31	1.16
TOTAL FROM INVESTMENT OPERATIONS	0.37	(0.14)	0.80	0.40	0.73	1.66
Less Distributions:
Distributions from net investment income	(0.19)	(0.32)	(0.36)	(0.41)	(0.43)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.24)	(0.48)	(0.45)	(0.42)	(0.43)	(0.49)
Net Asset Value, End of Period	$11.14	$11.01	$11.63	$11.28	$11.30	$11.00
Total Return[1]	3.40%	(1.17)%	7.20%	3.61%	6.78%	17.28%
Ratios to Average Net Assets:
Net expenses	0.91%[2]	0.90%	0.90%	0.90%	0.90%	0.89%
Net investment income	3.21%[2]	2.90%	3.18%	3.74%	3.86%	4.53%
Expense waiver/reimbursement[3]	0.12%[2]	0.11%	0.10%	0.11%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$584,003	$627,061	$980,092	$2,434,751	$1,939,566	$991,255
Portfolio turnover	17%	31%	42%	63%	63%	49%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.01	$11.63	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.15	0.27	0.29	0.35	0.36	0.44
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.19	(0.47)	0.44	(0.01)	0.31	1.16
TOTAL FROM INVESTMENT OPERATIONS	0.34	(0.20)	0.73	0.34	0.67	1.60
Less Distributions:
Distributions from net investment income	(0.16)	(0.26)	(0.29)	(0.35)	(0.37)	(0.43)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.42)	(0.38)	(0.36)	(0.37)	(0.43)
Net Asset Value, End of Period	$11.14	$11.01	$11.63	$11.28	$11.30	$11.00
Total Return[1]	3.11%	(1.72)%	6.62%	3.04%	6.20%	16.64%
Ratios to Average Net Assets:
Net expenses	1.46%[2]	1.45%	1.45%	1.45%	1.45%	1.43%
Net investment income	2.66%[2]	2.37%	2.62%	3.20%	3.32%	4.05%
Expense waiver/reimbursement[3]	0.10%[2]	0.10%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,442	$29,994	$40,460	$37,286	$44,734	$39,972
Portfolio turnover	17%	31%	42%	63%	63%	49%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.01	$11.63	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.15	0.27	0.29	0.36	0.36	0.44
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.19	(0.47)	0.45	(0.02)	0.31	1.17
TOTAL FROM INVESTMENT OPERATIONS	0.34	(0.20)	0.74	0.34	0.67	1.61
Less Distributions:
Distributions from net investment income	(0.16)	(0.26)	(0.30)	(0.35)	(0.37)	(0.44)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.42)	(0.39)	(0.36)	(0.37)	(0.44)
Net Asset Value, End of Period	$11.14	$11.01	$11.63	$11.28	$11.30	$11.00
Total Return[1]	3.12%	(1.70)%	6.64%	3.07%	6.23%	16.68%
Ratios to Average Net Assets:
Net expenses	1.45%[2]	1.44%	1.43%	1.42%	1.42%	1.41%
Net investment income	2.67%[2]	2.37%	2.65%	3.22%	3.35%	4.03%
Expense waiver/reimbursement[3]	0.06%[2]	0.06%	0.06%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,135	$128,215	$187,105	$177,758	$183,391	$129,779
Portfolio turnover	17%	31%	42%	63%	63%	49%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.01	$11.64	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.17	0.32	0.33	0.40	0.41	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.20	(0.48)	0.45	(0.02)	0.30	1.17
TOTAL FROM INVESTMENT OPERATIONS	0.37	(0.16)	0.78	0.38	0.71	1.64
Less Distributions:
Distributions from net investment income	(0.18)	(0.31)	(0.33)	(0.39)	(0.41)	(0.47)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.23)	(0.47)	(0.42)	(0.40)	(0.41)	(0.47)
Net Asset Value, End of Period	$11.15	$11.01	$11.64	$11.28	$11.30	$11.00
Total Return[1]	3.40%	(1.39)%	7.07%	3.40%	6.56%	17.02%
Ratios to Average Net Assets:
Net expenses	1.09%[2]	1.05%	1.10%	1.10%	1.10%	1.10%
Net investment income	3.03%[2]	2.78%	2.97%	3.53%	3.67%	4.36%
Expense waiver/reimbursement[3]	0.06%[2]	0.06%	0.06%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,017	$72,495	$100,631	$102,996	$169,762	$186,638
Portfolio turnover	17%	31%	42%	63%	63%	49%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.01	$11.64	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.21	0.39	0.41	0.48	0.48	0.55
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.20	(0.47)	0.46	(0.02)	0.31	1.17
TOTAL FROM INVESTMENT OPERATIONS	0.41	(0.08)	0.87	0.46	0.79	1.72
Less Distributions:
Distributions from net investment income	(0.22)	(0.39)	(0.42)	(0.47)	(0.49)	(0.55)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.55)	(0.51)	(0.48)	(0.49)	(0.55)
Net Asset Value, End of Period	$11.15	$11.01	$11.64	$11.28	$11.30	$11.00
Total Return[1]	3.77%	(0.72)%	7.88%	4.18%	7.36%	17.90%
Ratios to Average Net Assets:
Net expenses	0.36%[2]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.76%[2]	3.46%	3.72%	4.28%	4.41%	5.11%
Expense waiver/reimbursement[3]	0.09%[2]	0.11%	0.11%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,940,589	$3,866,053	$5,063,837	$3,935,920	$3,057,603	$2,255,608
Portfolio turnover	17%	31%	42%	63%	63%	49%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.01	$11.64	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.19	0.35	0.38	0.44	0.45	0.52
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.21	(0.47)	0.45	(0.01)	0.31	1.17
TOTAL FROM INVESTMENT OPERATIONS	0.40	(0.12)	0.83	0.43	0.76	1.69
Less Distributions:
Distributions from net investment income	(0.21)	(0.35)	(0.38)	(0.44)	(0.46)	(0.52)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.26)	(0.51)	(0.47)	(0.45)	(0.46)	(0.52)
Net Asset Value, End of Period	$11.15	$11.01	$11.64	$11.28	$11.30	$11.00
Total Return[1]	3.62%	(1.01)%	7.55%	3.87%	7.04%	17.55%
Ratios to Average Net Assets:
Net expenses	0.66%[2]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.46%[2]	3.16%	3.42%	4.00%	4.11%	4.82%
Expense waiver/reimbursement[3]	0.30%[2]	0.30%	0.30%	0.29%	0.31%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$801,963	$817,990	$1,194,673	$1,623,169	$2,177,901	$1,661,129
Portfolio turnover	17%	31%	42%	63%	63%	49%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $98,483,115 of securities loaned and $2,288,734,240 of investment in affiliated holdings (Note 5) (identified cost $5,420,333,099)		$5,741,406,522
Cash denominated in foreign currencies (identified cost $254,260)		258,765
Income receivable		33,431,146
Income receivable from affiliated holdings		5,495,616
Receivable for shares sold		7,893,794
Unrealized appreciation on foreign exchange contracts		2,041,606
Receivable for daily variation margin		744,156
Other assets		112
TOTAL ASSETS		5,791,271,717
Liabilities:
Payable for investments purchased	$139,829,038
Payable for shares redeemed	9,196,601
Unrealized depreciation on foreign exchange contracts	2,223,776
Bank overdraft	380
Payable for collateral due to broker for securities lending	101,038,000
Income distribution payable	3,797,308
Payable for Directors'/Trustees' fees (Note 5)	7,020
Payable for distribution services fee (Note 5)	275,389
Payable for shareholder services fee (Note 5)	313,389
Accrued expenses (Note 5)	441,763
TOTAL LIABILITIES		257,122,664
Net assets for 496,552,592 shares outstanding		$5,534,149,053
Net Assets Consist of:
Paid-in capital		$5,237,284,983
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		317,587,863
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(18,805,802)
Distributions in excess of net investment income		(1,917,991)
TOTAL NET ASSETS		$5,534,149,053
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($584,003,331 ÷ 52,408,172 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.14
Offering price per share (100/95.50 of $11.14)	$11.66
Redemption proceeds per share	$11.14
Class B Shares:
Net asset value per share ($27,441,522 ÷ 2,462,358 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.14
Offering price per share	$11.14
Redemption proceeds per share (94.50/100 of $11.14)	$10.53
Class C Shares:
Net asset value per share ($112,135,281 ÷ 10,062,199 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.14
Offering price per share	$11.14
Redemption proceeds per share (99.00/100 of $11.14)	$11.03
Class R Shares:
Net asset value per share ($68,016,877 ÷ 6,102,856 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.15
Offering price per share	$11.15
Redemption proceeds per share	$11.15
Institutional Shares:
Net asset value per share ($3,940,589,181 ÷ 353,562,840 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.15
Offering price per share	$11.15
Redemption proceeds per share	$11.15
Service Shares:
Net asset value per share ($801,962,861 ÷ 71,954,167 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.15
Offering price per share	$11.15
Redemption proceeds per share	$11.15
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Interest (including income on securities loaned of $28,817)		$66,525,941
Dividends received from affiliated holdings (Note 5)		42,175,216
Investment income allocated from affiliated partnership (Note 5)		3,133,052
TOTAL INCOME		111,834,209
Expenses:
Investment adviser fee (Note 5)	$8,133,022
Administrative fee (Note 5)	2,117,297
Custodian fees	84,549
Transfer agent fee (Note 2)	1,737,802
Directors'/Trustees' fees (Note 5)	18,143
Auditing fees	14,610
Legal fees	4,436
Portfolio accounting fees	147,252
Distribution services fee (Note 5)	2,452,057
Shareholder services fee (Note 5)	1,840,662
Account administration fee (Note 2)	50,656
Share registration costs	53,728
Printing and postage	111,705
Taxes	267,046
Miscellaneous (Note 5)	23,158
TOTAL EXPENSES	$17,056,123
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,553,377)
Waiver of distribution services fee (Note 5)	(789,858)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(1,038,845)
TOTAL WAIVERS AND REIMBURSEMENTS		$(3,382,080)
Net expenses			$13,674,043
Net investment income			98,160,166
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $19,492,644 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			14,473,859
Net realized loss on futures contracts			(21,978,798)
Net realized gain on investments, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)			1,607,293
Realized gain distribution from affiliated investment company shares (Note 5)			5,515,446
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			95,680,719
Net change in unrealized depreciation of futures contracts			(673,528)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			94,624,991
Change in net assets resulting from operations			$192,785,157
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$98,160,166	$221,968,682
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(382,200)	17,729,504
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	95,007,191	(313,929,880)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	192,785,157	(74,231,694)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,442,763)	(23,187,115)
Class B Shares	(415,774)	(831,741)
Class C Shares	(1,756,138)	(3,768,256)
Class R Shares	(1,134,219)	(2,524,952)
Institutional Shares	(77,195,328)	(157,757,555)
Service Shares	(14,806,034)	(31,336,319)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions
Class A Shares	(2,622,986)	(13,470,076)
Class B Shares	(123,742)	(559,280)
Class C Shares	(529,934)	(2,609,195)
Class R Shares	(302,626)	(1,409,554)
Institutional Shares	(15,994,135)	(71,128,677)
Service Shares	(3,433,610)	(16,423,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(128,757,289)	(325,006,444)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Share Transactions:
Proceeds from sale of shares	$940,075,661	$1,963,420,485
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Fixed Income Securities Fund	110,307,366	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Chemung Canal First Fixed Income Fund	—	19,397,824
Net asset value of shares issued to shareholders in payment of distributions declared	99,417,646	253,028,560
Cost of shares redeemed	(1,221,486,522)	(3,861,598,276)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(71,685,849)	(1,625,751,407)
Change in net assets	(7,657,981)	(2,024,989,545)
Net Assets:
Beginning of period	5,541,807,034	7,566,796,579
End of period (including undistributed (distributions in excess of) net investment income of $(1,917,991) and $5,672,099, respectively)	$5,534,149,053	$5,541,807,034
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On May 16, 2014, the Fund acquired all of the net assets of Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”), in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Fixed Income Securities Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on December 1, 2013, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended May 31, 2014, are as follows:
Net investment income*	$101,057,602
Net realized and unrealized gain on investments	$97,558,942
Net increase in net assets resulting from operations	$198,616,544
*	Net investment income includes $679,163 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Fixed Income Securities Fund that have been included in the Fund's Statement of Operations as of May 31, 2014.
For every one share of Fixed Income Securities Fund, Class A Shares exchanged, a shareholder received 1.902 shares of the Fund's Class A Shares.
For every one share of Fixed Income Securities Fund, Trust Shares exchanged, a shareholder received 1.902 shares of the Fund's Institutional Shares.
Semi-Annual Shareholder Report

The Fund received net assets from the Fixed Income Securities Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fixed Income Securities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,910,815	$110,307,366	$5,062,820	$5,383,317,390	$5,493,624,756
1	Unrealized Appreciation is included in the Fixed Income Securities Fund Net Assets Received amount shown above.

On April 26, 2013, the Fund acquired all of the net assets of Chemung Canal First Fixed Income Fund (“First Fixed Income Fund”), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from First Fixed Income Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on December 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2013, are as follows:
Net investment income*	$222,167,531
Net realized and unrealized loss on investments	$(296,140,858)
Net decrease in net assets resulting from operations	$(73,973,327)
*	Net investment income includes $32,793 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the First Fixed Income Fund that have been included in the Fund's Statement of Changes as of November 30, 2013.
For every one share of First Fixed Income Fund exchanged, a shareholder received 1.542 shares of the Fund's Institutional Shares.
The Fund received net assets from the First Fixed Income Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	First Fixed Income Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,695,614	$19,397,824	$986,045	$7,583,379,215	$7,602,777,039
1	Unrealized Appreciation is included in the First Fixed Income Fund Net Assets Received amount shown above.
Semi-Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and
Semi-Annual Shareholder Report

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Semi-Annual Shareholder Report

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service
Semi-Annual Shareholder Report

Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended May 31, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$373,511	$(172,594)	$—
Class B Shares	21,490	(5,402)	—
Class C Shares	62,611	—	2,343
Class R Shares	82,812	—	—
Institutional Shares	958,293	(691,427)	—
Service Shares	239,085	(169,422)	48,313
TOTAL	$1,737,802	$(1,038,845)	$50,656
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage various risks including country, duration, individual security, market, sector and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included “in Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At May 31, 2014, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country, currency, duration, individual security, market, sector and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund
Semi-Annual Shareholder Report

receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,397,970,173 and $1,235,317,694, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $690,954 and $561,935, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$98,483,115	$101,038,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$ 12,000,000	$13,105,017
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$546,613	$349,744
Option Contracts
The Fund buys or sells put and call options to increase income and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2014, the Fund had no outstanding written option contracts.
The average notional amount of purchased options held by the Fund throughout the period was $249,171. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(3,307,895)*	—	$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,041,606	Unrealized depreciation on foreign exchange contracts	$2,223,776
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(1,266,289)		$2,223,776
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts Purchased	Total
Interest rate contracts	$(21,978,798)	$—	$—	$(21,978,798)
Foreign exchange contracts	—	1,011,925	(1,311,625)	(299,700)
TOTAL	$(21,978,798)	$1,011,925	$(1,311,625)	$(22,278,498)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts Purchased	Total
Interest rate contracts	$(673,528)	$—	$—	$(673,528)
Foreign exchange contracts	—	112,663	(52,612)	60,051
TOTAL	$(673,528)	$112,663	$(52,612)	$(613,477)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,892,721	$42,854,303	10,992,360	$123,545,879
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Fixed Income Securities Fund	631,191	7,025,159	—	—
Shares issued to shareholders in payment of distributions declared	1,143,551	12,561,543	3,107,499	35,059,341
Shares redeemed	(10,207,474)	(112,334,416)	(41,394,901)	(461,968,394)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,540,011)	$(49,893,411)	(27,295,042)	$(303,363,174)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	77,132	$849,555	307,935	$3,472,602
Shares issued to shareholders in payment of distributions declared	43,597	478,692	108,204	1,221,022
Shares redeemed	(382,085)	(4,203,786)	(1,169,913)	(13,061,356)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(261,356)	$(2,875,539)	(753,774)	$(8,367,732)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares Sold	489,490	$5,388,813	2,092,251	$23,677,514
Shares issued to shareholders in payment of distributions declared	182,389	2,002,378	488,674	5,516,966
Shares redeemed	(2,252,918)	(24,787,151)	(7,019,090)	(78,368,832)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,581,039)	$(17,395,960)	(4,438,165)	$(49,174,352)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	893,685	$9,837,672	2,593,971	$29,219,449
Shares issued to shareholders in payment of distributions declared	119,415	1,312,122	321,103	3,620,823
Shares redeemed	(1,493,063)	(16,408,120)	(4,981,093)	(55,413,538)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(479,963)	$(5,258,326)	(2,066,019)	$(22,573,266)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	71,097,130	$782,588,106	141,360,813	$1,593,672,186
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Fixed Income Securities Fund	9,279,624	103,282,207	—	—
Shares issued in connection with the tax-free transfer of assets from Chemung Canal First Fixed Income Fund	—	—	1,695,614	19,397,824
Shares issued to shareholders in payment of distributions declared	6,146,237	67,571,918	14,862,154	167,616,170
Shares redeemed	(84,001,582)	(924,424,949)	(242,076,088)	(2,706,246,386)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,521,409	$29,017,282	(84,157,507)	$(925,560,206)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,943,216	$98,557,212	16,849,426	$189,832,855
Shares issued to shareholders in payment of distributions declared	1,409,494	15,490,993	3,547,051	39,994,238
Shares redeemed	(12,674,282)	(139,328,100)	(48,798,179)	(546,539,770)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,321,572)	$(25,279,895)	(28,401,702)	$(316,712,677)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,662,532)	$(71,685,849)	(147,112,209)	$(1,625,751,407)
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $5,420,447,194. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $320,959,328. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $340,701,967 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,742,639.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the Adviser voluntarily waived $1,517,373 of its fee and reimbursed $1,038,845 of transfer agent fees.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$744,737	$—
Class B Shares	105,632	—
Class C Shares	443,798	—
Class R Shares	170,567	—
Service Shares	987,323	(789,858)
TOTAL	$2,452,057	$(789,858)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2014, FSC retained $1,015,383 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2014, FSC retained $14,007 in sales charges from the sale of Class A Shares. FSC also retained $2,414 of CDSC relating to redemptions of Class A Shares, $28,075 relating to redemptions of Class B Shares and $4,786 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$735,030
Class B Shares	$35,211
Class C Shares	$145,589
Service Shares	$924,832
TOTAL	$1,840,662
For the six months ended May 31, 2014, FSSC received $19,788 of fees paid by the Fund.
Semi-Annual Shareholder Report

Expense Limitation
Effective February 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any), paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 1.46%, 1.46%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $36,004. Transactions involving the affiliated holdings during the six months ended May 31, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	4,698,095	2,982,985	122,601,920	15,533,863
Purchases/Additions	755,647	2,042,845	14,630,780	860,734,783
Sales/Reductions	(1,664,149)	—	(19,017,256)	(712,035,591)
Balance of Shares Held 5/31/2014	3,789,593	5,025,830	118,215,444	164,233,055
Value	$134,988,800	$51,313,728	$1,172,697,205	$164,233,055
Dividend Income/Allocated Investment Income	$3,133,052	$869,996	$17,371,551	$20,150
Realized Gain Distribution/Allocated Net Realized Gain	$1,607,293	$57,051	$—	$—
Semi-Annual Shareholder Report

	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2013	25,383,430	91,856,532	263,056,825
Purchases/Additions	999,826	3,727,047	882,890,928
Sales/Reductions	—	(19,325,080)	(752,042,076)
Balance of Shares Held 5/31/2014	26,383,256	76,258,499	393,905,677
Value	$253,806,925	$511,694,527	$2,288,734,240
Dividend Income/Allocated Investment Income	$5,160,383	$18,752,136	$45,307,268
Realized Gain Distribution/Allocated Net Realized Gain	$487,727	$4,970,668	$7,122,739
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in Federated Mortgage Core Portfolio (MBCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of MBCORE is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from MBCORE. Income distributions from MBCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of MBCORE. The financial statements of MBCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio because the Fund invested in 85.6% of MBCORE's net assets at May 31, 2014. The financial statements of MBCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by MBCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014, were as follows:
Purchases	$489,732,516
Sales	$734,820,137
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,034.00	$4.61
Class B Shares	$1,000	$1,031.10	$7.39
Class C Shares	$1,000	$1,031.20	$7.34
Class R Shares	$1,000	$1,034.00	$5.53
Institutional Shares	$1,000	$1,037.70	$1.83
Service Shares	$1,000	$1,036.20	$3.35
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.39	$4.58
Class B Shares	$1,000	$1,017.65	$7.34
Class C Shares	$1,000	$1,017.70	$7.29
Class R Shares	$1,000	$1,019.50	$5.49
Institutional Shares	$1,000	$1,023.14	$1.82
Service Shares	$1,000	$1,021.64	$3.33
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.91%
Class B Shares	1.46%
Class C Shares	1.45%
Class R Shares	1.09%
Institutional Shares	0.36%
Service Shares	0.66%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At December 31, 2013, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	77.3%
Non-Agency Mortgage-Backed Securities	13.8%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.9%
U.S. Treasury Securities	1.8%
Asset-Backed Security	0.5%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalent[4]	2.2%
Repurchase Agreements—Collateral[5]	8.8%
Other Assets and Liabilities—Net[6]	(8.8)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represent less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
5	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2013
Principal Amount			Value
		ASSET-BACKED SECURITY—0.5%
		Auto Receivables—0.5%
$6,650,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.817%, 5/15/2018 (IDENTIFIED COST $6,650,000)	$6,620,408
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.4%
		Agency Commercial Mortgage-Backed Securities—1.9%
14,779,160		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	14,754,260
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	11,960,179
		TOTAL	26,714,439
		Non-Agency Commercial Mortgage-Backed Securities—2.5%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.959%, 4/10/2046	22,096,185
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.217%, 7/15/2046	12,619,311
		TOTAL	34,715,496
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $62,456,274)	61,429,935
		COLLATERALIZED MORTGAGE OBLIGATIONS—18.2%
		Government National Mortgage Association—4.4%
39,305,176		GNMA REMIC 2013-H16 FA, 0.709%, 7/20/2063	39,304,390
22,510,597		GNMA REMIC 2013-H20 FA, 0.769%, 8/20/2063	22,510,124
		TOTAL	61,814,514
		Non-Agency Mortgage-Backed Securities—13.8%
1,442,444		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,420,204
2,798,712		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	2,777,127
4,798,260		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	4,445,041
1,756,138		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	1,531,145
12,247,035	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	12,073,127
26,338,378	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	23,981,093
24,589,294	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	21,768,902
3,952,517		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,699,580
1,978,854		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.843%, 8/25/2035	1,801,817
1,890,040		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,912,532
6,033,168		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	6,091,689
Semi-Annual Shareholder Report

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$9,180,646		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	$9,176,056
21,634,664		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	18,305,090
21,859,787		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	18,537,099
32,318,563		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	27,231,621
20,933,151		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	19,222,912
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	11,774,084
7,178,612		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	6,473,268
		TOTAL	192,222,387
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $275,008,788)	254,036,901
		MORTGAGE-BACKED SECURITIES—72.9%
		Federal Home Loan Mortgage Corporation—26.6%
29,260,368		2.500%, 8/1/2028	28,996,340
60,765,494		3.500%, 6/1/2026 - 9/1/2043	60,712,468
74,787,957		4.000%, 2/1/2020 - 1/1/2042	77,553,308
97,442,721		4.500%, 6/1/2019 - 9/1/2041	103,215,100
61,908,664		5.000%, 7/1/2019 - 5/1/2041	66,744,472
24,562,452		5.500%, 3/1/2021 - 5/1/2040	26,808,798
2,254,084		6.000%, 5/1/2014 - 9/1/2037	2,484,392
3,762,922		6.500%, 7/1/2014 - 4/1/2038	4,171,371
890,322		7.000%, 10/1/2020 - 9/1/2037	1,015,500
279,702		7.500%, 8/1/2029 - 5/1/2031	328,567
331,917		8.000%, 3/1/2030 - 3/1/2031	398,694
7,742		8.500%, 9/1/2025	9,265
339		9.500%, 4/1/2021	379
		TOTAL	372,438,654
		Federal National Mortgage Association—29.6%
11,865,198		2.500%, 12/1/2027 - 8/1/2028	11,743,765
50,066,226		3.000%, 6/1/2027 - 11/1/2027	51,087,106
47,213,204	[3]	3.500%, 11/1/2025 - 1/1/2044	48,527,687
80,281,897		4.000%, 12/1/2025 - 4/1/2042	82,870,416
100,221,812	[3]	4.500%, 12/1/2019 - 1/1/2044	106,282,596
49,778,398		5.000%, 5/1/2023 - 1/1/2044	53,977,229
28,300,675		5.500%, 9/1/2014 - 4/1/2041	31,134,319
16,394,355		6.000%, 9/1/2014 - 2/1/2039	18,118,655
4,913,039		6.500%, 8/1/2014 - 10/1/2038	5,467,578
Semi-Annual Shareholder Report

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$3,563,011		7.000%, 3/1/2015 - 6/1/2037	$4,041,661
422,515		7.500%, 4/1/2015 - 6/1/2033	492,057
89,012		8.000%, 7/1/2023 - 3/1/2031	105,953
3,423		9.000%, 11/1/2021 - 6/1/2025	3,919
		TOTAL	413,852,941
		Government National Mortgage Association—16.7%
42,718,033		3.500%, 12/15/2040 - 8/15/2043	43,098,211
60,000,000	[3]	4.000%, 9/15/2040 - 1/15/2044	62,355,020
74,164,004	[3]	4.500%, 1/15/2039 - 1/15/2044	79,203,567
35,593,662		5.000%, 1/15/2039 - 7/15/2040	38,796,921
5,770,819		5.500%, 12/15/2038 - 2/15/2039	6,351,046
2,049,227		6.000%, 10/15/2028 - 6/15/2037	2,294,038
405,941		6.500%, 10/15/2028 - 2/15/2032	466,079
688,770		7.000%, 11/15/2027 - 12/15/2031	806,038
203,014		7.500%, 4/15/2029 - 1/15/2031	240,786
346,383		8.000%, 1/15/2022 - 11/15/2030	415,582
37,917		8.500%, 3/15/2022 - 9/15/2029	44,908
1,457		9.500%, 10/15/2020	1,727
17,922		12.000%, 4/15/2015 - 6/15/2015	18,822
		TOTAL	234,092,745
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,003,354,319)	1,020,384,340
		U.S. TREASURY—1.8%
		U.S. Treasury Bond—1.0%
15,000,000		3.625%, 8/15/2043	14,107,030
		U.S. Treasury Note—0.8%
12,000,000		2.000%, 2/15/2023	11,111,368
		TOTAL U.S. TREASURY (IDENTIFIED COST $25,820,188)	25,218,398
		REPURCHASE AGREEMENTS—11.0%
47,535,000	[4,5]	Repurchase agreement 0.07%, dated 12/19/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $47,538,050 on 1/21/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $48,835,489.	47,535,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$31,663,000	[5]	Interest in $2,925,000,000 joint repurchase agreement 0.01%, dated 12/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,925,001,625 on 1/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,984,875,845.	$31,663,000
21,029,000	[4]	Repurchase agreement 0.06%, dated 12/17/2013 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,030,051 on 1/16/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 12/31/2015 and the market value of that underlying security was $21,450,248.	21,029,000
54,420,000	[4,5]	Interest in $160,000,000 joint repurchase agreement 0.07%, dated 12/11/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $160,010,267 on 1/13/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $163,206,982.	54,420,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	154,647,000
		TOTAL INVESTMENTS—108.8% (IDENTIFIED COST $1,527,936,569)[6]	1,522,336,982
		OTHER ASSETS AND LIABILITIES - NET—(8.8)%[7]	(122,644,298)
		TOTAL NET ASSETS—100%	$1,399,692,684
At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Long Bond Long Futures	50	$6,415,625	March 2014	$(63,394)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $122,893,289, which represented 8.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2013, these liquid restricted securities amounted to $111,119,205, which represented 7.9% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
Semi-Annual Shareholder Report

5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	The cost of investments for federal tax purposes amounts to $1,522,267,153.
7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$6,620,408	$—	$6,620,408
Commercial Mortgage-Backed Securities	—	61,429,935	—	61,429,935
Collateralized Mortgage Obligations		254,036,901		254,036,901
Mortgage-Backed Securities	—	1,020,384,340	—	1,020,384,340
U. S Treasury		25,218,398		25,218,398
Repurchase Agreements	—	154,647,000	—	154,647,000
TOTAL SECURITIES	$—	$1,522,336,982	$—	$1,522,336,982
OTHER FINANCIAL INSTRUMENTS*	$(63,394)	$—	$—	$(63,394)
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.20	$10.20	$10.06	$10.05	$9.89
Income From Investment Operations:
Net investment income	0.24[1]	0.26[1]	0.33[1]	0.44[1]	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)	0.06	0.21	0.06	0.16
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.32	0.54	0.50	0.69
Less Distributions:
Distributions from net investment income	(0.28)	(0.32)	(0.40)	(0.49)	(0.53)
Net Asset Value, End of Period	$9.71	$10.20	$10.20	$10.06	$10.05
Total Return[2]	(2.04)%	3.14%	5.45%	5.04%	7.09%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.41%	2.59%	3.25%	4.37%	4.86%
Expense waiver/reimbursement[4]	0.03%	0.08%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,399,693	$2,480,305	$3,165,802	$1,959,812	$2,034,884
Portfolio turnover	200%	257%	226%	176%	156%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	67%	71%	52%	60%	50%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2013
Assets:
Investment in repurchase agreements	$154,647,000
Investment in securities	1,367,689,982
Total investment in securities, at value (identified cost $1,527,936,569)		$1,522,336,982
Restricted cash (Note 2)		125,000
Income receivable		4,135,697
Receivable for investments sold		32,939,073
TOTAL ASSETS		1,559,536,752
Liabilities:
Payable to adviser (Note 5)	1,661
Payable for investments purchased	156,285,552
Bank overdraft	36,627
Payable for daily variation margin	23,438
Income distribution payable	3,376,299
Payable for Directors'/Trustees' fees (Note 5)	2,567
Accrued expenses (Note 5)	117,924
TOTAL LIABILITIES		159,844,068
Net assets for 144,086,252 shares outstanding		$1,399,692,684
Net Assets Consist of:
Paid-in capital		$1,436,905,535
Net unrealized depreciation of investments and futures contracts		(5,662,981)
Accumulated net realized loss on investments and futures contracts		(31,732,995)
Undistributed net investment income		183,125
TOTAL NET ASSETS		$1,399,692,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,399,692,684 ÷ 144,086,252 shares outstanding, no par value, unlimited shares authorized		$9.71
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2013
Investment Income:
Interest		$46,012,619
Expenses:
Custodian fees	$91,559
Transfer agent fee	159,287
Directors'/Trustees' fees (Note 5)	16,533
Auditing fees	28,500
Legal fees	8,668
Portfolio accounting fees	221,438
Printing and postage	9,978
Insurance premiums (Note 5)	9,364
Miscellaneous (Note 5)	3,984
TOTAL EXPENSES	549,311
Reimbursement of other operating expenses (Note 5)	(549,311)
Net expenses		—
Net investment income		46,012,619
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(25,990,710)
Net realized gain on futures contracts		2,444,226
Net change in unrealized appreciation of investments		(62,900,201)
Net change in unrealized appreciation of futures contracts		(198,988)
Net realized and unrealized loss on investments and futures contracts		(86,645,673)
Change in net assets resulting from operations		$(40,633,054)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,012,619	$70,250,854
Net realized gain (loss) on investments and futures contracts	(23,546,484)	41,354,060
Net change in unrealized appreciation/depreciation of investments and futures contracts	(63,099,189)	(27,003,877)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(40,633,054)	84,601,037
Distributions to Shareholders:
Distributions from net investment income	(54,161,219)	(84,374,056)
Share Transactions:
Proceeds from sale of shares	193,806,500	557,691,450
Net asset value of shares issued to shareholders in payment of distributions declared	5,880,177	8,552,594
Cost of shares redeemed	(1,185,504,227)	(1,251,968,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(985,817,550)	(685,724,462)
Change in net assets	(1,080,611,823)	(685,497,481)
Net Assets:
Beginning of period	2,480,304,507	3,165,801,988
End of period (including undistributed net investment income of $183,125 and $381,677, respectively)	$1,399,692,684	$2,480,304,507
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2013
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $996,394 and $45,432,380, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$11,774,084
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$63,394*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$2,444,226

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(198,988)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2013	2012
Shares sold	19,692,684	54,486,795
Shares issued to shareholders in payment of distributions declared	592,291	836,327
Shares redeemed	(119,322,205)	(122,554,078)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(99,037,230)	(67,230,956)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$7,950,048	$(7,950,048)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$54,161,219	$84,374,056
As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$183,125
Net unrealized appreciation	$69,829
Capital loss carryforwards	$(37,465,805)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is primarily attributable to differing treatments for income recognition on dollar-roll transactions.
At December 31, 2013, the cost of investments for federal tax purposes was $1,522,267,153. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $69,829. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,475,554 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,405,725.
Semi-Annual Shareholder Report

At December 31, 2013, the Fund had a capital loss carryforward of $37,465,805 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$26,188,197	$—	$26,188,197
2017	$11,277,608	NA	$11,277,608
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2013, the Adviser voluntarily reimbursed $549,311 of other operating expenses.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2013, were as follows:
Purchases	$296,452,401
Sales	$24,543,750
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$1,001.90	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
28555 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014